Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000019317 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000019317 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000019317 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.92%
C000019317 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.98%
C000019317 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019317 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000019317 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000019317 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000019317 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000019317 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019317 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000019317 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000038781 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000038781 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000038781 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.92%
C000038781 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.98%
C000038781 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000038781 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000038781 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000038781 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000038781 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000038781 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000038781 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000038781 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019316 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000019316 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000019316 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.92%
C000019316 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.98%
C000019316 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019316 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000019316 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000019316 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000019316 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000019316 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019316 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000019316 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019315 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000019315 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000019315 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.92%
C000019315 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.98%
C000019315 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019315 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000019315 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000019315 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000019315 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000019315 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019315 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000019315 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019310 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000019310 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000019310 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.92%
C000019310 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.98%
C000019310 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019310 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000019310 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000019310 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000019310 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000019310 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019310 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000019310 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019312 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000019312 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000019312 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.92%
C000019312 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.98%
C000019312 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019312 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000019312 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000019312 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000019312 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000019312 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019312 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000019312 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019314 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000019314 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000019314 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.92%
C000019314 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.98%
C000019314 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019314 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000019314 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000019314 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000019314 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000019314 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019314 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000019314 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019313 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000019313 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000019313 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.92%
C000019313 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.98%
C000019313 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000019313 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000019313 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000019313 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000019313 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000019313 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019313 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000019313 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000175482 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.14%)
C000175482 | Financial
Holdings [Line Items]
Percent of Net Asset Value	29.68%
C000175482 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	24.92%
C000175482 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	18.98%
C000175482 | Technology
Holdings [Line Items]
Percent of Net Asset Value	17.63%
C000175482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.47%
C000175482 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.46%
C000175482 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	2.13%
C000175482 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000175482 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000175482 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000175482 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.12%
C000019341 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.03%)
C000019341 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.54%
C000019341 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000019341 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000019341 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.58%
C000019341 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000019341 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.25%
C000019341 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000019341 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019341 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000019341 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.21%
C000019341 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019340 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.03%)
C000019340 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.54%
C000019340 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000019340 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000019340 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.58%
C000019340 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000019340 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.25%
C000019340 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000019340 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019340 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000019340 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.21%
C000019340 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019339 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.03%)
C000019339 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.54%
C000019339 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000019339 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000019339 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.58%
C000019339 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000019339 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.25%
C000019339 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000019339 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019339 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000019339 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.21%
C000019339 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019336 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.03%)
C000019336 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.54%
C000019336 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000019336 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000019336 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.58%
C000019336 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000019336 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.25%
C000019336 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000019336 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019336 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000019336 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.21%
C000019336 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019338 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.03%)
C000019338 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.54%
C000019338 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000019338 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000019338 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.58%
C000019338 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000019338 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.25%
C000019338 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000019338 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019338 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000019338 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.21%
C000019338 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019337 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.03%)
C000019337 | Financial
Holdings [Line Items]
Percent of Net Asset Value	20.54%
C000019337 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	13.72%
C000019337 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.71%
C000019337 | Technology
Holdings [Line Items]
Percent of Net Asset Value	21.58%
C000019337 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.01%
C000019337 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	12.25%
C000019337 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.54%
C000019337 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019337 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.86%
C000019337 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.21%
C000019337 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.82%
C000019485 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019485 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000019485 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.96%
C000019485 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000019485 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.09%
C000019485 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000019485 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000019485 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000019485 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019485 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000019485 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019485 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019485 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.02%
C000019485 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019484 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019484 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000019484 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.96%
C000019484 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000019484 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.09%
C000019484 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000019484 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000019484 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000019484 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019484 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000019484 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019484 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019484 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.02%
C000019484 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019479 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019479 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000019479 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.96%
C000019479 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000019479 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.09%
C000019479 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000019479 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000019479 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000019479 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019479 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000019479 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019479 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019479 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.02%
C000019479 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019481 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019481 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000019481 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.96%
C000019481 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000019481 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.09%
C000019481 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000019481 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000019481 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000019481 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019481 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000019481 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019481 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019481 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.02%
C000019481 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019483 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019483 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000019483 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.96%
C000019483 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000019483 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.09%
C000019483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000019483 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000019483 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000019483 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019483 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000019483 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019483 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019483 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.02%
C000019483 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019482 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.29%
C000019482 | Financial
Holdings [Line Items]
Percent of Net Asset Value	8.45%
C000019482 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	18.96%
C000019482 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	14.71%
C000019482 | Technology
Holdings [Line Items]
Percent of Net Asset Value	27.09%
C000019482 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.96%
C000019482 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000019482 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	21.05%
C000019482 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019482 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.39%
C000019482 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.95%
C000019482 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000019482 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.02%
C000019482 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019348 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000019348 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.27%
C000019348 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.61%
C000019348 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000019348 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.57%
C000019348 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000019348 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019348 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.76%
C000019348 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000019348 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019348 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019348 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019348 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.01%
C000019348 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019343 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000019343 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.27%
C000019343 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.61%
C000019343 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000019343 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.57%
C000019343 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000019343 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019343 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.76%
C000019343 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000019343 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019343 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019343 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019343 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.01%
C000019343 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019342 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000019342 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.27%
C000019342 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.61%
C000019342 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000019342 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.57%
C000019342 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000019342 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019342 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.76%
C000019342 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000019342 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019342 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019342 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019342 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.01%
C000019342 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019345 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000019345 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.27%
C000019345 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.61%
C000019345 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000019345 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.57%
C000019345 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000019345 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019345 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.76%
C000019345 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000019345 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019345 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019345 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019345 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.01%
C000019345 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019347 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000019347 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.27%
C000019347 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.61%
C000019347 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000019347 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.57%
C000019347 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000019347 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019347 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.76%
C000019347 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000019347 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019347 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019347 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019347 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.01%
C000019347 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000019346 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000019346 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.27%
C000019346 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.61%
C000019346 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000019346 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.57%
C000019346 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000019346 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000019346 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.76%
C000019346 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000019346 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019346 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000019346 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000019346 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.01%
C000019346 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000175483 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C000175483 | Financial
Holdings [Line Items]
Percent of Net Asset Value	23.27%
C000175483 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	14.61%
C000175483 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	22.94%
C000175483 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.57%
C000175483 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.55%
C000175483 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.19%
C000175483 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.76%
C000175483 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.01%
C000175483 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000175483 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.11%
C000175483 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.19%
C000175483 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.01%
C000175483 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.69%
C000210674 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210674 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000210674 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000210674 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000210674 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000210674 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000210674 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000210674 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000210674 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000210674 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000210674 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000210674 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000210674 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000210674 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000076718 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076718 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000076718 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000076718 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000076718 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000076718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000076718 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000076718 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000076718 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000076718 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000076718 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000076718 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000076718 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000076718 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019618 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019618 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000019618 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000019618 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000019618 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000019618 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000019618 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019618 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000019618 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000019618 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019618 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019618 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000019618 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000019618 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019617 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019617 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000019617 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000019617 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000019617 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000019617 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000019617 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019617 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000019617 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000019617 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019617 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019617 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000019617 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000019617 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019614 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019614 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000019614 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000019614 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000019614 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000019614 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000019614 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019614 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000019614 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000019614 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019614 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019614 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000019614 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000019614 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019616 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019616 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000019616 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000019616 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000019616 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000019616 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000019616 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019616 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000019616 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000019616 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019616 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019616 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000019616 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000019616 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019615 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019615 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000019615 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000019615 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000019615 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000019615 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000019615 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000019615 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000019615 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000019615 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000019615 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000019615 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000019615 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000019615 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000210675 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000210675 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000210675 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.81%
C000210675 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	17.21%
C000210675 | Technology
Holdings [Line Items]
Percent of Net Asset Value	8.46%
C000210675 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000210675 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.71%
C000210675 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.15%
C000210675 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	5.61%
C000210675 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.85%
C000210675 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000210675 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.25%
C000210675 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.90%
C000210675 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019363 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000019363 | Financial
Holdings [Line Items]
Percent of Net Asset Value	57.58%
C000019363 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000019363 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019363 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000019363 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000019363 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000019363 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.17%
C000019363 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019363 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.66%
C000019363 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000019363 | Insured
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000019363 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019363 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019363 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019363 | Commercial Paper_AssetType
Holdings [Line Items]
Percent of Net Asset Value	73.05%
C000019363 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000019363 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000019363 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000019362 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000019362 | Financial
Holdings [Line Items]
Percent of Net Asset Value	57.58%
C000019362 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	6.19%
C000019362 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	0.38%
C000019362 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.09%
C000019362 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.02%
C000019362 | Communications
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000019362 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	9.17%
C000019362 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019362 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.66%
C000019362 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000019362 | Insured
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000019362 | Diversified
Holdings [Line Items]
Percent of Net Asset Value	0.78%
C000019362 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000019362 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019362 | Commercial Paper_AssetType
Holdings [Line Items]
Percent of Net Asset Value	73.05%
C000019362 | Repurchase Agreements_AssetType
Holdings [Line Items]
Percent of Net Asset Value	14.29%
C000019362 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.99%
C000019362 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.86%
C000069149 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000069149 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000069149 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.23%
C000069149 | France
Holdings [Line Items]
Percent of Net Asset Value	12.07%
C000069149 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.24%
C000069149 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000069149 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000069149 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000069149 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000069149 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000069149 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000069149 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000069149 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000069149 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000069149 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000069149 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000069149 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000069149 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000069149 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000069149 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000069149 | China
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000069149 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000069149 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.72%
C000069149 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000069149 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000111521 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111521 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000111521 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.23%
C000111521 | France
Holdings [Line Items]
Percent of Net Asset Value	12.07%
C000111521 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.24%
C000111521 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000111521 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000111521 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000111521 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000111521 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000111521 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000111521 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000111521 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000111521 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000111521 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000111521 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000111521 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000111521 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000111521 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000111521 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000111521 | China
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000111521 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000111521 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.72%
C000111521 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000111521 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000111522 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000111522 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	21.74%
C000111522 | Japan
Holdings [Line Items]
Percent of Net Asset Value	15.23%
C000111522 | France
Holdings [Line Items]
Percent of Net Asset Value	12.07%
C000111522 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.24%
C000111522 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.63%
C000111522 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	5.49%
C000111522 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000111522 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	4.76%
C000111522 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.18%
C000111522 | Canada
Holdings [Line Items]
Percent of Net Asset Value	3.17%
C000111522 | Korea, Republic Of
Holdings [Line Items]
Percent of Net Asset Value	2.25%
C000111522 | Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.61%
C000111522 | Finland
Holdings [Line Items]
Percent of Net Asset Value	1.57%
C000111522 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.47%
C000111522 | United States
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000111522 | Spain
Holdings [Line Items]
Percent of Net Asset Value	0.93%
C000111522 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.87%
C000111522 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.75%
C000111522 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	0.69%
C000111522 | China
Holdings [Line Items]
Percent of Net Asset Value	0.68%
C000111522 | Other Countries
Holdings [Line Items]
Percent of Net Asset Value	0.97%
C000111522 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	96.72%
C000111522 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.01%
C000111522 | Preferred Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	1.67%
C000199318 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000199318 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.51%
C000199318 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.42%
C000199318 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.59%
C000199318 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000199318 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000145311 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000145311 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.51%
C000145311 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.42%
C000145311 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.59%
C000145311 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000145311 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000159887 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000159887 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.51%
C000159887 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.42%
C000159887 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.59%
C000159887 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000159887 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000199319 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199319 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.18%
C000199319 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.71%
C000199319 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000199319 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000199319 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145314 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145314 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.18%
C000145314 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.71%
C000145314 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000145314 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000145314 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159888 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159888 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	57.18%
C000159888 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	30.71%
C000159888 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	11.69%
C000159888 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.43%
C000159888 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199320 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199320 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.56%
C000199320 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.36%
C000199320 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000199320 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000199320 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145317 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145317 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.56%
C000145317 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.36%
C000145317 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000145317 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000145317 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159889 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159889 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	50.56%
C000159889 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	35.36%
C000159889 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	13.63%
C000159889 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.46%
C000159889 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199321 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199321 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.16%
C000199321 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.07%
C000199321 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000199321 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000199321 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145320 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145320 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.16%
C000145320 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.07%
C000145320 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000145320 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000145320 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159890 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159890 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	41.16%
C000159890 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	42.07%
C000159890 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	16.29%
C000159890 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.49%
C000159890 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199322 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199322 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.73%
C000199322 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.54%
C000199322 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000199322 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145323 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145323 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.73%
C000145323 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.54%
C000145323 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000145323 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159891 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159891 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.73%
C000159891 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	48.54%
C000159891 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	18.74%
C000159891 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199323 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199323 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.47%
C000199323 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.27%
C000199323 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.27%
C000199323 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145326 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145326 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.47%
C000145326 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.27%
C000145326 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.27%
C000145326 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159892 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159892 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	20.47%
C000159892 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	57.27%
C000159892 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.27%
C000159892 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199324 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199324 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000199324 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.43%
C000199324 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.76%
C000199324 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145329 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145329 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000145329 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.43%
C000145329 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.76%
C000145329 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159893 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159893 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	11.82%
C000159893 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	63.43%
C000159893 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	24.76%
C000159893 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199325 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000199325 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000199325 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.62%
C000199325 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.88%
C000199325 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000145332 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000145332 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000145332 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.62%
C000145332 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.88%
C000145332 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000159894 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000159894 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	4.51%
C000159894 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.62%
C000159894 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	26.88%
C000159894 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000199316 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000199316 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000199316 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.17%
C000199316 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000199316 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000145305 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000145305 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000145305 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.17%
C000145305 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000145305 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000159885 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000159885 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.75%
C000159885 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.17%
C000159885 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000159885 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000199317 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000199317 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000199317 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.15%
C000199317 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.11%
C000199317 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000145308 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000145308 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000145308 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.15%
C000145308 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.11%
C000145308 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000159886 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000159886 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000159886 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.15%
C000159886 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.11%
C000159886 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000199326 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000199326 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000199326 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.13%
C000199326 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.11%
C000199326 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000193007 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000193007 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000193007 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.13%
C000193007 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.11%
C000193007 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000193008 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000193008 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.81%
C000193008 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.13%
C000193008 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.11%
C000193008 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000241172 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.32%)
C000241172 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000241172 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.21%
C000241172 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.28%
C000241172 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.32%
C000241174 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.32%)
C000241174 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000241174 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.21%
C000241174 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.28%
C000241174 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.32%
C000241173 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.32%)
C000241173 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	3.83%
C000241173 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	69.21%
C000241173 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	27.28%
C000241173 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.32%
C000199315 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000199315 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000199315 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.28%
C000199315 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000199315 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000199315 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000145302 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000145302 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000145302 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.28%
C000145302 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000145302 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000145302 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000159884 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.02%)
C000159884 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.60%
C000159884 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.28%
C000159884 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.57%
C000159884 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.57%
C000159884 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.02%
C000019784 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019784 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.24%
C000019784 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.71%
C000019784 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019784 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000019784 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019783 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019783 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.24%
C000019783 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.71%
C000019783 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019783 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000019783 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019782 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019782 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.24%
C000019782 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.71%
C000019782 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019782 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000019782 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019776 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019776 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.24%
C000019776 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.71%
C000019776 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019776 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000019776 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019779 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019779 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.24%
C000019779 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.71%
C000019779 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019779 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000019779 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019781 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019781 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.24%
C000019781 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.71%
C000019781 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019781 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000019781 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019780 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.01%)
C000019780 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	64.24%
C000019780 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.71%
C000019780 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	9.64%
C000019780 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	0.42%
C000019780 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.01%
C000019792 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019792 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.29%
C000019792 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000019792 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019792 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.81%
C000019792 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000038802 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000038802 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.29%
C000038802 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000038802 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000038802 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.81%
C000038802 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019791 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019791 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.29%
C000019791 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000019791 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019791 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.81%
C000019791 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019790 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019790 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.29%
C000019790 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000019790 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019790 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.81%
C000019790 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019785 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019785 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.29%
C000019785 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000019785 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019785 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.81%
C000019785 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019787 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019787 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.29%
C000019787 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000019787 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019787 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.81%
C000019787 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019789 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019789 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.29%
C000019789 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000019789 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019789 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.81%
C000019789 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019788 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000019788 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.29%
C000019788 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000019788 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000019788 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.81%
C000019788 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000175486 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.04%
C000175486 | Financial
Holdings [Line Items]
Percent of Net Asset Value	97.29%
C000175486 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.52%
C000175486 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000175486 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.81%
C000175486 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.15%
C000038768 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000038768 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000038768 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.94%
C000038768 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000038768 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000038768 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000038768 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000038770 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000038770 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000038770 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.94%
C000038770 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000038770 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000038770 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000038770 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039365 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039365 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000039365 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.94%
C000039365 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000039365 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000039365 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000039365 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000038771 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000038771 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000038771 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.94%
C000038771 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000038771 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000038771 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000038771 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039362 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039362 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000039362 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.94%
C000039362 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000039362 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000039362 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000039362 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039361 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039361 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000039361 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.94%
C000039361 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000039361 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000039361 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000039361 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039363 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039363 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000039363 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.94%
C000039363 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000039363 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000039363 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000039363 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039364 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039364 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.51%
C000039364 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	32.94%
C000039364 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	53.26%
C000039364 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000039364 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.04%
C000039364 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000038718 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038718 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000038718 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000038718 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000038718 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000038718 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000038718 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038720 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000038720 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000038720 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000038720 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000038720 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000038720 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000039341 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000039341 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000039341 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000039341 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000039341 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000039341 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000039341 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038721 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000038721 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000038721 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000038721 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000038721 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000038721 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000038721 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000039338 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000039338 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000039338 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000039338 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000039338 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000039338 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000039338 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000039337 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000039337 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000039337 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000039337 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000039337 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000039337 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000039337 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000039339 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000039339 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000039339 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000039339 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000039339 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000039339 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000039339 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000039340 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.03%)
C000039340 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.58%
C000039340 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	56.15%
C000039340 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	34.50%
C000039340 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	6.28%
C000039340 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	2.52%
C000039340 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.03%
C000038722 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000038722 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000038722 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000038722 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.37%
C000038722 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000038722 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000038722 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000038724 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000038724 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000038724 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000038724 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.37%
C000038724 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000038724 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000038724 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039344 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039344 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000039344 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000039344 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.37%
C000039344 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000039344 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000039344 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000038725 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000038725 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000038725 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000038725 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.37%
C000038725 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000038725 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000038725 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039347 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039347 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000039347 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000039347 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.37%
C000039347 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000039347 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000039347 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039346 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039346 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000039346 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000039346 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.37%
C000039346 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000039346 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000039346 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039342 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039342 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000039342 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000039342 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.37%
C000039342 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000039342 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000039342 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039343 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039343 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.62%
C000039343 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	14.74%
C000039343 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	68.37%
C000039343 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	12.93%
C000039343 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.39%
C000039343 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000038726 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038726 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000038726 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.55%
C000038726 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000038726 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000038726 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000038726 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038728 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038728 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000038728 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.55%
C000038728 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000038728 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000038728 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000038728 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039353 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039353 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000039353 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.55%
C000039353 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000039353 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000039353 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000039353 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038729 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000038729 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000038729 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.55%
C000038729 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000038729 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000038729 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000038729 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039350 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039350 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000039350 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.55%
C000039350 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000039350 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000039350 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000039350 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039349 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039349 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000039349 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.55%
C000039349 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000039349 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000039349 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000039349 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039351 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039351 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000039351 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.55%
C000039351 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000039351 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000039351 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000039351 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000039352 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.04%)
C000039352 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000039352 | Fixed Income Funds
Holdings [Line Items]
Percent of Net Asset Value	72.55%
C000039352 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000039352 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	3.19%
C000039352 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	1.17%
C000039352 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.04%
C000038730 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000038730 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000038730 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.19%
C000038730 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.57%
C000038730 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000038730 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000038732 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000038732 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000038732 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.19%
C000038732 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.57%
C000038732 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000038732 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039359 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039359 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000039359 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.19%
C000039359 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.57%
C000039359 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000039359 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000038733 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000038733 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000038733 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.19%
C000038733 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.57%
C000038733 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000038733 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039356 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039356 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000039356 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.19%
C000039356 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.57%
C000039356 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000039356 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039355 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039355 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000039355 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.19%
C000039355 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.57%
C000039355 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000039355 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039357 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039357 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000039357 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.19%
C000039357 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.57%
C000039357 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000039357 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000039358 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.05%)
C000039358 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.73%
C000039358 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	78.19%
C000039358 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	17.57%
C000039358 | Specialty Funds
Holdings [Line Items]
Percent of Net Asset Value	3.56%
C000039358 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	100.05%
C000038764 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000038764 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.38%
C000038764 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000038764 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000038764 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000038764 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000038764 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000038764 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000038764 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000038764 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000038764 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038764 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.01%
C000038764 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000038764 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000038764 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000038764 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000038764 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000038766 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000038766 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.38%
C000038766 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000038766 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000038766 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000038766 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000038766 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000038766 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000038766 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000038766 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000038766 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038766 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.01%
C000038766 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000038766 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000038766 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000038766 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000038766 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000090493 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000090493 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.38%
C000090493 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000090493 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000090493 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000090493 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000090493 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000090493 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000090493 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000090493 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000090493 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090493 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.01%
C000090493 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000090493 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000090493 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000090493 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000090493 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000038767 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000038767 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.38%
C000038767 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000038767 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000038767 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000038767 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000038767 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000038767 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000038767 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000038767 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000038767 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000038767 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.01%
C000038767 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000038767 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000038767 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000038767 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000038767 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000090494 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000090494 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.38%
C000090494 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000090494 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000090494 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000090494 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000090494 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000090494 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000090494 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000090494 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000090494 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090494 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.01%
C000090494 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000090494 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000090494 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000090494 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000090494 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000090496 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000090496 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.38%
C000090496 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000090496 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000090496 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000090496 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000090496 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000090496 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000090496 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000090496 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000090496 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090496 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.01%
C000090496 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000090496 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000090496 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000090496 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000090496 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000090497 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000090497 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.38%
C000090497 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000090497 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000090497 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000090497 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000090497 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000090497 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000090497 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000090497 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000090497 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090497 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.01%
C000090497 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000090497 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000090497 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000090497 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000090497 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000090498 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000090498 | Financial
Holdings [Line Items]
Percent of Net Asset Value	19.38%
C000090498 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	0.66%
C000090498 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	2.61%
C000090498 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.72%
C000090498 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.04%
C000090498 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.05%
C000090498 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	4.37%
C000090498 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.25%
C000090498 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000090498 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000090498 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	25.01%
C000090498 | Government
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000090498 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	12.21%
C000090498 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	5.18%
C000090498 | Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	83.20%
C000090498 | U.S. Government & Government Agency Obligations_AssetType
Holdings [Line Items]
Percent of Net Asset Value	11.48%
C000019809 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000019809 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000019809 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000019809 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000019809 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000019809 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000019809 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019809 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.49%
C000019809 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019809 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019809 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019809 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000019809 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019808 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000019808 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000019808 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000019808 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000019808 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000019808 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000019808 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019808 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.49%
C000019808 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019808 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019808 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019808 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000019808 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019807 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000019807 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000019807 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000019807 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000019807 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000019807 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000019807 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019807 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.49%
C000019807 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019807 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019807 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019807 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000019807 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019802 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000019802 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000019802 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000019802 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000019802 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000019802 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000019802 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019802 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.49%
C000019802 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019802 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019802 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019802 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000019802 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019804 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000019804 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000019804 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000019804 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000019804 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000019804 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000019804 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019804 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.49%
C000019804 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019804 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019804 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019804 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000019804 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019806 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000019806 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000019806 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000019806 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000019806 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000019806 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000019806 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019806 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.49%
C000019806 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019806 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019806 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019806 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000019806 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019805 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000019805 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000019805 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000019805 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000019805 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000019805 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000019805 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000019805 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.49%
C000019805 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000019805 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019805 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000019805 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000019805 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000175487 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.43%)
C000175487 | Financial
Holdings [Line Items]
Percent of Net Asset Value	24.31%
C000175487 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	11.44%
C000175487 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	21.22%
C000175487 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.74%
C000175487 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.84%
C000175487 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.15%
C000175487 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	22.49%
C000175487 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	1.71%
C000175487 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000175487 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.61%
C000175487 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	99.51%
C000175487 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.92%
C000019631 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.13%)
C000019631 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000019631 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000019631 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.81%
C000019631 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.48%
C000019631 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000019631 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019631 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.53%
C000019631 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019631 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019631 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019631 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000019631 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019631 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000019630 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.13%)
C000019630 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000019630 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000019630 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.81%
C000019630 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.48%
C000019630 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000019630 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019630 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.53%
C000019630 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019630 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019630 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019630 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000019630 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019630 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000019625 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.13%)
C000019625 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000019625 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000019625 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.81%
C000019625 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.48%
C000019625 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000019625 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019625 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.53%
C000019625 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019625 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019625 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019625 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000019625 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019625 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000019627 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.13%)
C000019627 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000019627 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000019627 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.81%
C000019627 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.48%
C000019627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000019627 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019627 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.53%
C000019627 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019627 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019627 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000019627 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019627 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000019629 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.13%)
C000019629 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000019629 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000019629 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.81%
C000019629 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.48%
C000019629 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000019629 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019629 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.53%
C000019629 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019629 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019629 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019629 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000019629 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019629 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000019628 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.13%)
C000019628 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000019628 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000019628 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.81%
C000019628 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.48%
C000019628 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000019628 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000019628 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.53%
C000019628 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019628 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000019628 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000019628 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000019628 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000019628 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000149260 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(2.13%)
C000149260 | Financial
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000149260 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	7.47%
C000149260 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	23.81%
C000149260 | Technology
Holdings [Line Items]
Percent of Net Asset Value	18.48%
C000149260 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.02%
C000149260 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000149260 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	30.53%
C000149260 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000149260 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	4.36%
C000149260 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000149260 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000149260 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	97.27%
C000149260 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.86%
C000019720 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.24%)
C000019720 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000019720 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000019720 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000019720 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000019720 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000019720 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000019720 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.06%
C000019720 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000019720 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019720 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000019720 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019720 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.04%
C000019720 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019719 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.24%)
C000019719 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000019719 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000019719 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000019719 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000019719 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000019719 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000019719 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.06%
C000019719 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000019719 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019719 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000019719 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019719 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.04%
C000019719 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019714 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.24%)
C000019714 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000019714 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000019714 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000019714 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000019714 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000019714 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000019714 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.06%
C000019714 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000019714 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019714 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000019714 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019714 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.04%
C000019714 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019716 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.24%)
C000019716 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000019716 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000019716 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000019716 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000019716 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000019716 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000019716 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.06%
C000019716 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000019716 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019716 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000019716 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019716 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.04%
C000019716 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019718 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.24%)
C000019718 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000019718 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000019718 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000019718 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000019718 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000019718 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000019718 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.06%
C000019718 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000019718 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019718 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000019718 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019718 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.04%
C000019718 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000019717 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.24%)
C000019717 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000019717 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000019717 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000019717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000019717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000019717 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000019717 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.06%
C000019717 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000019717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000019717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000019717 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000019717 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.04%
C000019717 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000175485 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.24%)
C000175485 | Financial
Holdings [Line Items]
Percent of Net Asset Value	26.51%
C000175485 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	15.15%
C000175485 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000175485 | Technology
Holdings [Line Items]
Percent of Net Asset Value	6.99%
C000175485 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.98%
C000175485 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.83%
C000175485 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	17.06%
C000175485 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	3.77%
C000175485 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.06%
C000175485 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.05%
C000175485 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	0.14%
C000175485 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	98.04%
C000175485 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000076717 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.55%)
C000076717 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.95%
C000076717 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000076717 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.45%
C000076717 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000076717 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000076717 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000076717 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000076717 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000076717 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000076717 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000076717 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000076717 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000076717 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.76%
C000076717 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000019589 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.55%)
C000019589 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.95%
C000019589 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000019589 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.45%
C000019589 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000019589 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019589 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019589 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000019589 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000019589 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000019589 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000019589 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000019589 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019589 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.76%
C000019589 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000019588 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.55%)
C000019588 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.95%
C000019588 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000019588 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.45%
C000019588 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000019588 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019588 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019588 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000019588 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000019588 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000019588 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000019588 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000019588 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019588 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.76%
C000019588 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000019585 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.55%)
C000019585 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.95%
C000019585 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000019585 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.45%
C000019585 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000019585 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019585 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019585 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000019585 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000019585 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000019585 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000019585 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000019585 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019585 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.76%
C000019585 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000019587 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.55%)
C000019587 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.95%
C000019587 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000019587 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.45%
C000019587 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000019587 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019587 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019587 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000019587 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000019587 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000019587 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000019587 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000019587 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019587 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.76%
C000019587 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000019586 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.55%)
C000019586 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.95%
C000019586 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000019586 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.45%
C000019586 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000019586 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000019586 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000019586 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000019586 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000019586 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000019586 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000019586 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000019586 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000019586 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.76%
C000019586 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000149259 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.55%)
C000149259 | Financial
Holdings [Line Items]
Percent of Net Asset Value	33.95%
C000149259 | Consumer, Cyclical
Holdings [Line Items]
Percent of Net Asset Value	16.54%
C000149259 | Industrial
Holdings [Line Items]
Percent of Net Asset Value	15.45%
C000149259 | Technology
Holdings [Line Items]
Percent of Net Asset Value	3.54%
C000149259 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.31%
C000149259 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000149259 | Consumer, Non-cyclical
Holdings [Line Items]
Percent of Net Asset Value	10.28%
C000149259 | Basic Materials
Holdings [Line Items]
Percent of Net Asset Value	4.71%
C000149259 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.43%
C000149259 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.48%
C000149259 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	2.36%
C000149259 | Government
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000149259 | Common Stocks_AssetType
Holdings [Line Items]
Percent of Net Asset Value	95.76%
C000149259 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	4.79%
C000038734 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.02%)
C000038734 | California
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000038734 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	11.29%
C000038734 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000038734 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000038734 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000038734 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000038734 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000038734 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000038734 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000038734 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000038734 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000038734 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000038734 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000038734 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000038734 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000038734 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000038734 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000038734 | Utah
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000038734 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000038734 | Montana
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000038734 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.25%
C000038734 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000038734 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	102.93%
C000038736 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.02%)
C000038736 | California
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000038736 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	11.29%
C000038736 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000038736 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000038736 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000038736 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000038736 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000038736 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000038736 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000038736 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000038736 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000038736 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000038736 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000038736 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000038736 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000038736 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000038736 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000038736 | Utah
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000038736 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000038736 | Montana
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000038736 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.25%
C000038736 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000038736 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	102.93%
C000158782 | Other Assets and Liabilities
Holdings [Line Items]
Percent of Net Asset Value	(3.02%)
C000158782 | California
Holdings [Line Items]
Percent of Net Asset Value	13.14%
C000158782 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	11.29%
C000158782 | New York
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000158782 | Texas
Holdings [Line Items]
Percent of Net Asset Value	7.01%
C000158782 | Florida
Holdings [Line Items]
Percent of Net Asset Value	6.78%
C000158782 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	5.66%
C000158782 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	5.09%
C000158782 | Georgia
Holdings [Line Items]
Percent of Net Asset Value	5.07%
C000158782 | Ohio
Holdings [Line Items]
Percent of Net Asset Value	4.23%
C000158782 | Alabama
Holdings [Line Items]
Percent of Net Asset Value	3.27%
C000158782 | Michigan
Holdings [Line Items]
Percent of Net Asset Value	3.07%
C000158782 | Virginia
Holdings [Line Items]
Percent of Net Asset Value	2.97%
C000158782 | Louisiana
Holdings [Line Items]
Percent of Net Asset Value	2.45%
C000158782 | Nevada
Holdings [Line Items]
Percent of Net Asset Value	2.32%
C000158782 | Massachusetts
Holdings [Line Items]
Percent of Net Asset Value	2.19%
C000158782 | Kentucky
Holdings [Line Items]
Percent of Net Asset Value	2.02%
C000158782 | Arizona
Holdings [Line Items]
Percent of Net Asset Value	1.54%
C000158782 | Utah
Holdings [Line Items]
Percent of Net Asset Value	1.46%
C000158782 | South Carolina
Holdings [Line Items]
Percent of Net Asset Value	1.33%
C000158782 | Montana
Holdings [Line Items]
Percent of Net Asset Value	1.18%
C000158782 | Other
Holdings [Line Items]
Percent of Net Asset Value	10.25%
C000158782 | Investment Companies_AssetType
Holdings [Line Items]
Percent of Net Asset Value	0.09%
C000158782 | Municipal Bonds_AssetType
Holdings [Line Items]
Percent of Net Asset Value	102.93%